Reinsurance (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Effects of Reinsurance on Premiums Earnd and Fee Income

The effects of reinsurance on premiums earned and fee income from policyholders for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Direct	$1,294,462	$1,328,917	$1,463,472
Assumed	4,768	4,749	5,939
Ceded	(949,894)	(971,047)	(1,106,638)

Premiums and fee income, net of reinsurance	$349,336	$362,619	$362,773

Schedule of Effects of Reinsurance on Interest Credited to Contractholder Funds, Contract Benefits and Expenses

The effects of reinsurance on return credited to policyholders’ account balances and policyholder benefits for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017	2016	2015
($ in thousands)
Direct	$1,668,358	$1,643,710	$1,603,724
Assumed	6,003	6,453	6,743
Ceded	(957,374)	(931,557)	(957,643)

Return credited to policyholders’ account balances and policyholders’ benefits, net of reinsurance	$716,987	$718,606	$652,824